FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Year ended	August 31, 2020	August 31, 2019
Cash (Rand)	$100	$1,204
Cash (USD)	1,189	3,708
Accounts receivable (Rand)	140	436
Accounts payable (Rand)	636	2,767
Loan Payable (USD)	19,337	18,785
Convertible Note (USD)	17,212	16,075